Convertible Preferred Stock, Redeemable Common Stock and Common Stock - Narrative (Details)	1 Months Ended				2 Months Ended	3 Months Ended					9 Months Ended			12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Sep. 30, 2021 member shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2015 shares	Dec. 31, 2020 USD ($) member $ / shares shares	Dec. 31, 2019 USD ($) shares	May 31, 2015 shares
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)		160,108									480,415			160,108
Distribution percentage		6.00%									6.00%			6.00%
Liquidation preference multiple		1.5									1.5			1.5
Number of board members | member											5			5
Number of independent board members | member											2			2
Total shares authorized (in shares)		30,000,000					120,000,000				120,000,000			30,000,000	30,000,000	30,000,000
Common stock, shares issued (in shares)									0		0	7,512		7,512	23,841
Stock split ratio	0.1667
Junior Convertible Notes | Convertible Notes Payable
Class of Warrant or Right [Line Items]
Converted amount | $			$ 11,700,000	$ 5,700,000
Convertible Bridge Notes | Convertible Notes Payable
Class of Warrant or Right [Line Items]
Converted amount | $		$ 600,000
Issued to placement agents
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)		33,129					24,134							33,129
Warrant exercise price (in dollars per share) | $ / shares		$ 7.168					$ 7.168							$ 7.168
Issued to Series A Stockholders
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)		19,544			97,478		184,597	97,478						19,544
Warrant exercise price (in dollars per share) | $ / shares		$ 7.168			$ 7.168		$ 7.168	$ 7.168						$ 7.168
Research and Development Expense
Class of Warrant or Right [Line Items]
Share-based compensation expense | $												$ 100,000		$ 100,000	$ 100,000
General and Administrative Expense
Class of Warrant or Right [Line Items]
Share-based compensation expense | $															$ 300,000
Series A Preferred Stock
Class of Warrant or Right [Line Items]
Temporary equity new shares issued (in shares)					389,947	285,351	738,445	453,094	62,781	20,926				132,537
Temporary equity, price per share (in dollars per share) | $ / shares		$ 7.168					$ 7.168							$ 7.168
Fair value of Series A preferred stock issued in conjunction with collaboration and licensing agreement | $					$ 2,800,000	$ 1,948,309	$ 5,000,000	$ 3,034,526	$ 450,000	$ 150,000				$ 950,000
Number of board members appointed by shareholders | member											1			1
Series A Preferred Stock | Convertible Bridge Notes | Convertible Notes Payable
Class of Warrant or Right [Line Items]
Shares issued as a result of converted debt (in shares)		78,178
Series Seed Preferred Stock
Class of Warrant or Right [Line Items]
Temporary equity new shares issued (in shares)			8,771							8,771				8,771
Temporary equity, price per share (in dollars per share) | $ / shares			$ 5.70
Fair value of Series A preferred stock issued in conjunction with collaboration and licensing agreement | $			$ 50,000							$ 50,000				$ 50,000
Number of board members appointed by shareholders | member											1			1
Series Seed Preferred Stock | Junior Convertible Notes | Convertible Notes Payable
Class of Warrant or Right [Line Items]
Shares issued as a result of converted debt (in shares)			2,615,553
Series Seed Preferred Stock | Junior Convertible Notes | Convertible Notes Payable | Minimum
Class of Warrant or Right [Line Items]
Debt conversion, price per share (in dollars per share) | $ / shares			$ 4.28
Series Seed Preferred Stock | Junior Convertible Notes | Convertible Notes Payable | Maximum
Class of Warrant or Right [Line Items]
Debt conversion, price per share (in dollars per share) | $ / shares			$ 4.56
Redeemable Common Stock
Class of Warrant or Right [Line Items]
Temporary equity new shares issued (in shares)													16,666